Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Schedule of long-term debt

The following table reconciles the changes in TransGlobe's long-term debt: ($000s)

($000s)	2019	2018
Balance, beginning of year	52,355	69,999
Draws on revolving credit facility	476	508
Repayment of long-term debt	(16,523)	(17,797)
Amortization of deferred financing costs	368	360
Effects of movements in foreign exchange rates	365	(715)
Balance, end of year	37,041	52,355

Based on the Company's current forecast of future production and prices the estimated future debt payments on long-term debt as of December 31, 2019 are as follows:

($000s)	Prepayment Agreement	Reserves Based Lending Facility	Total
2020	-	-	-
2021	29,502	7,539	37,041
	29,502	7,539	37,041

Prepayment Agreement

	As at	As at
($000s)	December 31, 2019	December 31, 2018
Prepayment agreement - amount drawn	30,000	45,000
Deferred financing costs	(498)	(866)
	29,502	44,134

Reserves-Based Lending Facility

	As at	As at
($000s)	December 31, 2019	December 31, 2018
Reserves-based lending facility - amount drawn	7,539	8,221